Stockholders' Equity, Stock-Based Compensation and Accumulated Other Comprehensive Income (Loss) - Change in the Components of the Accumulated Other Comprehensive Loss (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss)
Beginning balance	$ 127,411	$ 148,956
Other comprehensive income (loss), before reclassifications	9,447	(46,860)
Amounts reclassified from accumulated other comprehensive income (loss)	13,277	2,547
Other comprehensive income (loss), before tax	22,724	(44,313)
Income tax (expense) benefit	(4,772)	9,306
Other comprehensive income (loss), net of tax	17,952	(35,007)
Ending balance	136,085	127,411
Unrealized Income (Loss) on Securities
Accumulated Other Comprehensive Income (Loss)
Beginning balance	(36,657)	362
Other comprehensive income (loss), before reclassifications	10,087	(46,860)
Amounts reclassified from accumulated other comprehensive income (loss)	9,148	0
Other comprehensive income (loss), before tax	19,235	(46,860)
Income tax (expense) benefit	(4,039)	9,841
Other comprehensive income (loss), net of tax	15,196	(37,019)
Ending balance	(21,461)	(36,657)
Unrecognized Net Pension and Postretirement Costs
Accumulated Other Comprehensive Income (Loss)
Beginning balance	4,943	2,931
Other comprehensive income (loss), before reclassifications	(640)	0
Amounts reclassified from accumulated other comprehensive income (loss)	4,129	2,547
Other comprehensive income (loss), before tax	3,489	2,547
Income tax (expense) benefit	(733)	(535)
Other comprehensive income (loss), net of tax	2,756	2,012
Ending balance	7,699	4,943
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
Beginning balance	(31,714)	3,293
Ending balance	$ (13,762)	$ (31,714)